Schedule of borrowings (Details) (Parenthetical)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Member]
Debt weighted average interest	12.60%
Short-Term Debt [Member] | Third Party [Member]
Debt weighted average interest	18.60%	13.70%
Short-Term Debt [Member] | Minimum [Member] | Third Party [Member]
Debt weighted average interest
Short-Term Debt [Member] | Maximum [Member] | Third Party [Member]
Debt weighted average interest	24.00%	24.00%
Long-Term Debt [Member] | Minimum [Member]
Debt instrument, interest rate, stated percentage	12.00%
Long-Term Debt [Member] | Maximum [Member]
Debt instrument, interest rate, stated percentage	15.00%